Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Goodwill and intangible assets
15. Intangible assets

a)	Breakdown

	December 31, 2019			December 31, 2018
	Cost	Accumulated amortization	Net amount	Net amount
Goodwill (i)	753,502	—	753,502	753,502
Airport operating licenses (ii)	82,196	—	82,196	82,196
Software	489,904	(238,118)	251,786	180,858

	1,325,602	(238,118)	1,087,484	1,016,556

b)	Changes in intangible assets balances are as follows :

	Costs
	December 31, 2018	Acquisitions	Disposals/ Written-off	Transfers	December 31, 2019
Goodwill (i)	753,502	—	—	—	753.502
Airport operating licenses (ii)	82,196	—	—	—	82,196
Software	357,457	132,447	—	—	489,904

	1,193,155	132,447	—	—	1,325,602

	Accumulated amortization
	December 31, 2018	Amortization for the year	Disposals/ Written-off	Transfers	December 31, 2019
Software	(176,599)	(61,519)	—	—	(238,118)

	(176,599)	(61,519)	—	—	(238,118)

(i)
Refers to goodwill recorded in the acquisition of TudoAzul (former TRIP) in 2012. The amount of R$753,502 represents the excess of the consideration transferred over the fair value of the net assets acquired and liabilities assumed.

(ii)
As part of the purchase price allocation of TudoAzul (former TRIP) acquisition, the Company recognized a separate intangible asset for the airport operating licenses. These intangible assets were deemed to have an indefinite life.

Impairment of goodwill and Airport operating licenses
The Company performed its annual impairment tests as of December 31, 2019. The Company assessed that the most appropriate method for estimating the recoverable amount of the Company’s single CGU (cash-generating unit) is by using the income approach through the discounted cash flows method, resulting in the value in use.
In order to determine the book value of the CGU, the Company adds the intangible assets recorded, given that it will only generate economic benefits by using the combination of both.
The assumptions used in the impairment tests of goodwill and other intangible assets are consistent with the Company’s operating plans and internal projections over a five-year period, and for longer periods the Company assumed growth rate in perpetuity.
These assumptions are both reviewed and approved by
m
anagement. The discounted cash flow that determined the value of the CGU was prepared in accordance with the Company’s business plan, which was approved in December 12, 2019.
The Company took into consideration the following assumptions:

•	Fleet and capacity : considers operational fleet plan, aircraft utilization and capacity per flight;

•	Passenger revenue : considers the historical revenue per flown seat kilometer assuming the Company’s growth plan;

•	Operational costs : considers key performance indicators per cost line, aligned with Company’s growth plan as well as macroeconomic variables (as described below);

•	Investment needs : aligned to the Company’s business plan.
The Company also considered forecasted market variables such as GDP (source: Central Bank of Brazil), the U.S. Dollar to Brazilian reais exchange rate (source: Central Bank of Brazil), the price of a barrel of kerosene (source: Bloomberg) and interest rates (source: Bloomberg).
The Company prepared a sensitivity analysis considering the variations in the Earnings Before Interest and Tax (“EBIT”) margin and the nominal discount rate as shown below:

	Variations
Appreciation (depreciation)	1.0%	0.0%	-1.0%
Discount rate before taxes	9.8%	8.8%	7.8%
EBIT	-9.5%	-10.5%	-11.5%
The result of the impairment test, which includes a sensitivity analysis of the main variables, showed that the estimated recoverable amount is higher than carrying value of net assets allocated to the cash generating unit, and therefore no impairment was recognized as of December 31, 2019.